EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.6%
	BRAZIL — 10.0%
750,000	Ambev S.A. - ADR	$2,365,758
1,000,000	B3 S.A. - Brasil Bolsa Balcao	3,103,054
135,000	NU Holdings Ltd. - Class A *	1,934,550
200,000	Vale S.A.	3,009,548
300,000	WEG S.A.	2,793,340
		13,206,250
	CANADA — 1.7%
600,000	B2Gold Corp.	2,250,000
	CHINA — 19.4%
200,000	Alibaba Group Holding Ltd.	3,046,679
300,000	Anhui Conch Cement Co., Ltd. - Class H	706,835
250,000	ANTA Sports Products Ltd.	2,516,105
2,700,000	China Forestry Holdings Co., Ltd. *,1	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,264,515
1,750,000	CSPC Pharmaceutical Group Ltd.	1,914,347
125,000	ENN Energy Holdings Ltd.	747,992
499,904	Hangzhou Robam Appliances Co., Ltd. - Class A	1,180,423
125,000	Jiangsu Yanghe Distillery Co., Ltd. - Class A	794,290
200,000	Luzhou Laojiao Co., Ltd. - Class A	2,692,649
100,000	Midea Group Co., Ltd. - Class A	1,297,925
10,000	NetEase, Inc. - ADR	1,332,700
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	731,999
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	823,991
40,000	Tencent Holdings Ltd.	2,444,120
110,000	Wuliangye Yibin Co., Ltd. - Class A	1,270,712
60,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	2,723,118
		25,488,400
	HONG KONG — 1.1%
3,250,000	China Overseas Property Holdings Ltd.	1,426,040
	HUNGARY — 1.4%
50,000	Richter Gedeon Nyrt	1,862,959
	INDIA — 4.5%
20,000	AIA Engineering Ltd.	962,065
400,000	Castrol India Ltd.	776,215
50,000	GMM Pfaudler Ltd.	452,796
75,000	HDFC Bank Ltd. - ADR	1,794,750
300,000	Indraprastha Gas Ltd.	477,733

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
55,000	Infosys Ltd. - ADR	$661,650
32,060	Mphasis Ltd.	788,923
		5,914,132
	INDONESIA — 9.2%
12,500,000	Astra International Tbk P.T.	3,542,848
5,500,000	Bank Central Asia Tbk P.T.	1,927,612
24,000,000	Telkom Indonesia Persero Tbk P.T.	3,503,779
11,000,000	Unilever Indonesia Tbk P.T.	1,072,852
1,500,000	United Tractors Tbk P.T.	1,996,499
		12,043,590
	KAZAKHSTAN — 2.0%
30,000	Kaspi.KZ JSC - ADR	2,663,400
	MEXICO — 6.7%
170,000	Arca Continental S.A.B. de C.V.	1,947,989
1,000,000	Bolsa Mexicana de Valores S.A.B. de C.V.	2,222,351
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,107,722
1,200,000	Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	2,785,300
250,000	Wal-Mart de Mexico S.A.B. de C.V.	725,338
		8,788,700
	PHILIPPINES — 0.3%
3,200,000	DMCI Holdings, Inc.	382,097
	SAUDI ARABIA — 3.8%
138,300	Mouwasat Medical Services Co.	2,296,229
375,000	Saudi Arabian Oil Co. [2]	2,645,710
		4,941,939
	SINGAPORE — 3.4%
625,000	Grab Holdings Ltd. - Class A *	2,187,500
22,000	Sea Ltd. - ADR *	2,348,280
		4,535,780
	SOUTH AFRICA — 2.5%
250,000	JSE Ltd.	2,280,390
100,000	Mr Price Group Ltd.	1,029,398
		3,309,788
	SOUTH KOREA — 14.8%
25,000	BGF Retail Co., Ltd.	2,166,808
12,500	GOLFZON Co., Ltd.	342,735

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
18,000	Hyundai Glovis Co., Ltd.	$2,468,617
12,000	NAVER Corp.	1,717,929
12,000	NC Corp.	1,951,048
9,000	Orion Corp.	825,373
25,000	S-1 Corp.	1,238,122
50,000	Samsung Electronics Co., Ltd.	8,702,741
		19,413,373
	TAIWAN — 8.6%
5,500	ASPEED Technology, Inc.	2,402,101
400,000	Formosa Plastics Corp.	672,589
51,005	Poya International Co., Ltd.	1,134,136
75,000	Realtek Semiconductor Corp.	1,555,260
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,547,396
		11,311,482
	THAILAND — 2.1%
500,000	PTT Exploration & Production PCL	2,239,284
1,500,000	Thai Beverage PCL	538,831
		2,778,115
	UNITED KINGDOM — 3.5%
75,000	British American Tobacco PLC	4,592,943
	UNITED STATES — 1.2%
150,000	FMC Corp.	1,606,500
	URUGUAY — 1.4%
1,000	MercadoLibre, Inc. *	1,877,950
	TOTAL COMMON STOCKS
	(Cost $112,874,147)	128,393,438
	SHORT-TERM INVESTMENTS — 2.4%
3,218,828	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.499% [3]	3,218,828
	Total Short-Term Investments
	(Cost $3,218,828)	3,218,828
	TOTAL INVESTMENTS — 100.0%
	(Cost $116,092,975)	131,612,266
	Liabilities in Excess of Other Assets — (0.0)%	(13,985)
	TOTAL NET ASSETS — 100.0%	$131,598,281

ADR – American Depositary Receipt

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,645,710, which represents 2.01% of Net Assets.
[3]The rate is the annualized seven-day yield at period end.